INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 4,651	$ 3,597
Increases (decreases) related to current year tax positions	(4,651)
Increases (decreases) related to current year tax positions		1,054
Ending balance	$ 0	$ 4,651